GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of General and Administrative Expenses

	Year ended December 31,
	2023	2022
Corporate administration	$5,730	$6,225
Salaries and benefits	9,522	7,537
Professional fees	3,260	3,328
Total general and administrative	$18,512	$17,090